Issued capital (Tables)	9 Months Ended
Mar. 31, 2024
Issued capital [Abstract]
Issued Capital
	Consolidated
	31 Mar 2024	30 Jun 2023	31 Mar 2024	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid and unrestricted	138,411,731	64,747,477	1,327,668	965,857

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	$'000
Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under ATM Facility		60,570,797	318,468
Share based payment - third party issuance		101,084	302
Share based payment - vested shares		104,559	118
Capital raise costs, net of tax		-	(8,494)

Closing balance as at	31 March 2024	138,411,731	1,327,668